Schedule of trade and other payables (Details) - SGD ($)		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
- Accruals		$ 333,742	$ 353,243
- Contract liabilities		68,595	19,447
- Other payables (Note )	[1]	40,425	43,091
Other payables		442,762	415,781
Total trade and other payables		550,222	474,949
Third Parties [member]
IfrsStatementLineItems [Line Items]
- Third parties		$ 107,460	$ 59,168

[1]	The amounts due to the directors of S$Nil (2025: S$3,654) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.